S000070653 [Member] Average Annual Total Returns		12 Months Ended	45 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
FTSE All World ex-US Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.62%	1.90%
FTSE Developed ex US ex Korea Small Cap Focused Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	3.71%
FTSE All-World Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.20%	7.95%
iShares International Developed Small Cap Value Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.11%	3.50%
Performance Inception Date			Mar. 23, 2021
iShares International Developed Small Cap Value Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	2.59%
iShares International Developed Small Cap Value Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	2.63%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Effective approximately one year from the date of the Fund's prospectus, the Fund will no longer compare its performance to this index.